Contingencies (Details)								3 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 BRL	Jul. 06, 2013 item	Mar. 31, 2014 Itu And Cascavel [Member] USD ($)	Mar. 31, 2014 Itu And Cascavel [Member] BRL	Mar. 31, 2014 Sao Paulo [Member] Tax Years 2006 to 2009 [Member] USD ($)	Mar. 31, 2014 Sao Paulo [Member] Tax Years 2006 to 2009 [Member] BRL	Mar. 31, 2014 Sao Paulo [Member] Tax Years 2004-2007 [Member] USD ($)	Mar. 31, 2014 Sao Paulo [Member] Tax Years 2004-2007 [Member] BRL	Mar. 31, 2014 Lac-Mgantic, Quebec Derailment [Member] lawsuit defendant	Jul. 06, 2013 Lac-Mgantic, Quebec Derailment [Member] item	Jul. 06, 2013 CIT Group Inc. [Member] Lac-Mgantic, Quebec Derailment [Member] item
Contingencies [Line Items]
Reasonably possible litigation losses in excess of established reserves and insurance	$ 90,000,000
Number of locomotives			5
Number of rail tank cars			72									9
Number of rail tank cars for which parent company is lessor to third party												2
Number of deceased											40
Number of buildings destroyed											30
Number of lawsuits filed										20
Number of lawsuits in which parent company is named defendant										7
Number of other defendants										13
Number of cases not consolidated										2
Tax assessments and penalties claimed				375,000	850,000	32,000,000	72,000,000	1,800,000	4,000,000
Alleged actual tax rate paid								8.80%	8.80%
Required tax rate								18.00%	18.00%
Potential aggregate exponsure in taxes, fines and interest	$ 34,000,000	77,000,000